UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

INVESTMENT COMPANY ACT FILE NUMBER: 811-21484

EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER:	Calamos Strategic Total Return Fund

ADDRESS OF PRINCIPAL EXECUTIVE OFFICES:	2020 Calamos Court, Naperville Illinois 60563-2787

NAME AND ADDRESS OF AGENT FOR SERVICE:	John P. Calamos, Sr., Chairman, CEO and Co-CIO Calamos Advisors LLC, 2020 Calamos Court, Naperville, Illinois 60563-2787

REGISTRANT’S TELEPHONE NUMBER, INCLUDING AREA CODE: (630) 245-7200

DATE OF FISCAL YEAR END: October 31, 2016

DATE OF REPORTING PERIOD: July 31, 2016

ITEM 1. SCHEDULE OF INVESTMENTS JULY 31, 2016 (UNAUDITED)

Calamos Strategic Total Return Fund

SCHEDULE OF INVESTMENTS JULY 31, 2016 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE

CORPORATE BONDS (25.0%)
	Consumer Discretionary (6.0%)
1,398,000	Altice Luxembourg, SA* 7.750%, 05/15/22	$1,420,718
549,000	Argos Merger Sub, Inc.*µ 7.125%, 03/15/23	574,734
5,947,000	CalAtlantic Group, Inc.µ 5.375%, 10/01/22	6,188,597
6,473,000	CCO Holdings, LLC / CCO Holdings Capital Corp.µ 6.625%, 01/31/22	6,861,380
1,747,000	Century Communities, Inc.µ 6.875%, 05/15/22	1,736,081
2,297,000	Charter Communications Operating, LLC / Charter Communications Operating Capital*µ 4.908%, 07/23/25	2,533,878
3,396,000	Dana Financing Luxembourg Sarl* 6.500%, 06/01/26	3,491,513
	DISH DBS Corp.µ
12,214,000	5.875%, 07/15/22	12,236,901
4,993,000	6.750%, 06/01/21	5,330,027
3,495,000	5.125%, 05/01/20	3,584,559
3,296,000	Dufry Finance, SCA* 5.500%, 10/15/20	3,411,360
	GameStop Corp.*µ
1,498,000	6.750%, 03/15/21	1,523,279
1,313,000	5.500%, 10/01/19	1,340,901
2,168,000	Golden Nugget Escrow, Inc.* 8.500%, 12/01/21	2,249,300
	Goodyear Tire & Rubber Company
4,494,000	7.000%, 05/15/22µ	4,831,050
399,000	5.125%, 11/15/23	423,439
	L Brands, Inc.
3,995,000	6.875%, 11/01/35	4,242,191
2,746,000	5.625%, 02/15/22µ	3,039,479
2,432,000	Liberty Interactive, LLCµ 8.250%, 02/01/30	2,650,880
	Meritage Homes Corp.µ
3,276,000	7.000%, 04/01/22	3,601,552
2,497,000	7.150%, 04/15/20	2,735,776
1,648,000	Reliance Intermediate Holdings, LP* 6.500%, 04/01/23	1,742,760
8,599,000	Royal Caribbean Cruises, Ltd.µ 7.500%, 10/15/27	10,157,569
1,306,000	Sally Holdings, LLC / Sally Capital, Inc.µ 5.625%, 12/01/25	1,405,583
	SFR Group, SA*
2,597,000	6.000%, 05/15/22	2,536,944
1,398,000	7.375%, 05/01/26	1,396,253
7,790,000	Sirius XM Radio, Inc.* 6.000%, 07/15/24	8,306,087
2,896,000	Time, Inc.*µ 5.750%, 04/15/22	2,830,840
3,890,000	ZF North America Capital, Inc.*µ 4.750%, 04/29/25	4,074,775

		106,458,406

PRINCIPAL AMOUNT		VALUE

	Consumer Staples (0.7%)
2,147,000	Fresh Market, Inc.* 9.750%, 05/01/23	$1,996,710
4,694,000	JBS USA, LLC*µ 5.750%, 06/15/25	4,661,729
1,053,000	NBTY, Inc.* 7.625%, 05/15/21	1,077,350
	Post Holdings, Inc.
3,027,000	7.375%, 02/15/22	3,240,782
1,104,000	7.750%, 03/15/24*µ	1,229,580

		12,206,151

	Energy (3.0%)
6,161,000	Atwood Oceanics, Inc.µ 6.500%, 02/01/20	4,555,289
1,328,000	Bill Barrett Corp. 7.000%, 10/15/22	968,610
2,337,000	Bonanza Creek Energy, Inc. 6.750%, 04/15/21	1,073,559
6,242,000	Calfrac Holdings, LP*µ 7.500%, 12/01/20	3,944,164
	Carrizo Oil & Gas, Inc.µ
3,031,000	7.500%, 09/15/20	3,021,528
1,248,000	6.250%, 04/15/23	1,185,600
7,837,000	Cimarex Energy Companyµ 5.875%, 05/01/22	8,221,366
5,423,000	Drill Rigs Holdings, Inc.* 6.500%, 10/01/17	2,501,359
	Energy Transfer Equity, LPµ
1,848,000	5.500%, 06/01/27	1,800,645
574,000	5.875%, 01/15/24	577,946
4,594,000	Gulfmark Offshore, Inc. 6.375%, 03/15/22	1,849,085
1,830,000	Gulfport Energy Corp.µ 7.750%, 11/01/20	1,876,894
3,465,000	MPLX, LP*µ 4.875%, 06/01/25	3,462,297
	Oasis Petroleum, Inc.µ
2,761,000	6.500%, 11/01/21	2,346,850
1,198,000	6.875%, 01/15/23	1,013,808
679,000	Rice Energy, Inc. 7.250%, 05/01/23	684,941
6,491,000	SEACOR Holdings, Inc.µ 7.375%, 10/01/19	6,470,716
3,336,000	Trinidad Drilling, Ltd.* 7.875%, 01/15/19	3,112,905
8,234,000	W&T Offshore, Inc. 8.500%, 06/15/19	2,295,227
2,147,000	Western Refining, Inc.µ 6.250%, 04/01/21	2,000,736

		52,963,525

	Financials (2.3%)
	Ally Financial, Inc.
4,114,000	8.000%, 11/01/31µ	5,029,365
3,096,000	7.500%, 09/15/20	3,548,790
5,093,000	AON Corp.µ 8.205%, 01/01/27	6,739,440
	DuPont Fabros Technology, LPµ
1,099,000	5.875%, 09/15/21	1,153,263
784,000	5.625%, 06/15/23	820,260
3,396,000	First Cash Financial Services, Inc.µ 6.750%, 04/01/21	3,491,512

See accompanying Notes to Schedule of Investments

Calamos Strategic Total Return Fund

SCHEDULE OF INVESTMENTS JULY 31, 2016 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE

260,000	Iron Mountain, Inc.*µ 6.000%, 10/01/20	$276,413
6,017,000	Jefferies Finance, LLC*µ 7.375%, 04/01/20	5,618,374
10,985,000	Neuberger Berman Group, LLC*µ 5.875%, 03/15/22	11,398,036
2,397,000	Quicken Loans, Inc.*µ 5.750%, 05/01/25	2,376,026

		40,451,479

	Health Care (2.4%)
5,573,000	Acadia Healthcare Company, Inc. 6.500%, 03/01/24	5,761,089
982,000	Alere, Inc. 6.500%, 06/15/20	966,043
6,277,000	Community Health Systems, Inc.µ 7.125%, 07/15/20	5,751,301
1,268,000	Endo International, PLC*µ‡ 7.250%, 01/15/22	1,178,448
2,597,000	Endo, Ltd.* 6.000%, 07/15/23	2,277,244
8,893,000	HCA Holdings, Inc.µ 5.875%, 05/01/23	9,548,859
1,024,000	Hologic, Inc.*µ 5.250%, 07/15/22	1,089,280
1,698,000	Jaguar Holding Company II / Pharmaceutical Product Development, LLC*µ 6.375%, 08/01/23	1,803,064
3,595,000	Mallinckrodt International Finance, SA / Mallinckrodt CB, LLC*^ 5.625%, 10/15/23	3,489,397
2,911,000	Teleflex, Inc.µ 5.250%, 06/15/24	3,041,995
3,595,000	Tenet Healthcare Corp. 6.750%, 06/15/23	3,480,409
2,247,000	Valeant Pharmaceuticals International, Inc.*µ 7.000%, 10/01/20	2,095,327
1,798,000	VPII Escrow Corp.*^ 6.750%, 08/15/18	1,771,030

		42,253,486

	Industrials (3.5%)
6,062,000	ACCO Brands Corp.µ 6.750%, 04/30/20	6,414,354
5,073,000	Deluxe Corp.µ 6.000%, 11/15/20	5,263,237
2,102,000	Garda World Security Corp.* 7.250%, 11/15/21	1,801,151
4,599,000	H&E Equipment Services, Inc.µ 7.000%, 09/01/22	4,814,578
	Icahn Enterprises, LPµ
1,460,000	5.875%, 02/01/22	1,401,600
265,000	4.875%, 03/15/19	263,841
	Meritor, Inc.µ
3,751,000	6.750%, 06/15/21	3,624,404
1,865,000	6.250%, 02/15/24	1,650,525
	Michael Baker International, LLC*µ
1,940,000	8.250%, 10/15/18	1,910,900
1,448,047	8.875%, 04/15/19	1,238,985
5,712,000	Navistar International Corp. 8.250%, 11/01/21	4,251,870
7,989,000	Terex Corp.µ 6.500%, 04/01/20	8,163,759

PRINCIPAL AMOUNT		VALUE

4,993,000	TransDigm, Inc. 6.500%, 07/15/24	$5,202,082
2,297,000	United Continental Holdings, Inc.µ 6.375%, 06/01/18	2,427,642
11,485,000	United Rentals North America, Inc.µ 7.625%, 04/15/22	12,274,594
1,333,000	WESCO Distribution, Inc.* 5.375%, 06/15/24	1,374,656

		62,078,178

	Information Technology (2.8%)
2,996,000	Activision Blizzard, Inc.*µ 5.625%, 09/15/21	3,136,692
	Amkor Technology, Inc.µ
4,494,000	6.625%, 06/01/21	4,541,749
3,076,000	6.375%, 10/01/22	3,122,140
10,985,000	Belden, Inc.*µ 5.500%, 09/01/22	11,431,266
3,276,000	Cardtronics, Inc.µ 5.125%, 08/01/22	3,292,380
	CDW, LLC / CDW Finance Corp.
2,597,000	6.000%, 08/15/22	2,782,036
808,000	5.000%, 09/01/23µ	831,230
2,347,000	CommScope Technologies Finance, LLC*µ 6.000%, 06/15/25	2,484,886
7,790,000	First Data Corp.*^ 7.000%, 12/01/23	8,023,700
	Nuance Communications, Inc.*
1,598,000	5.375%, 08/15/20µ	1,641,945
1,298,000	6.000%, 07/01/24	1,349,920
6,991,000	ViaSat, Inc.µ 6.875%, 06/15/20	7,244,424

		49,882,368

	Materials (1.3%)
2,247,000	Alcoa, Inc.µ 5.125%, 10/01/24	2,373,394
2,996,000	ArcelorMittal, SA^ 6.125%, 06/01/25	3,183,250
1,229,000	Chemtura Corp.µ 5.750%, 07/15/21	1,267,406
	First Quantum Minerals, Ltd.*
786,000	7.000%, 02/15/21	701,996
776,000	6.750%, 02/15/20	714,405
	INEOS Group Holdings, SA*
3,196,000	6.125%, 08/15/18^	3,250,428
1,598,000	5.625%, 08/01/24	1,582,020
599,000	5.875%, 02/15/19^	617,344
3,645,000	New Gold, Inc.* 7.000%, 04/15/20	3,770,297
1,338,000	Sealed Air Corp.*µ 5.250%, 04/01/23	1,424,134
3,595,000	Trinseo Materials Operating, SCA* 6.750%, 05/01/22	3,770,256

		22,654,930

	Telecommunication Services (1.9%)
	CenturyLink, Inc.
1,953,000	6.750%, 12/01/23µ	2,036,003
974,000	7.500%, 04/01/24^	1,040,354
	Frontier Communications Corp.µ
3,376,000	7.625%, 04/15/24	3,148,120
2,876,000	10.500%, 09/15/22	3,107,877

See accompanying Notes to Schedule of Investments

Calamos Strategic Total Return Fund

SCHEDULE OF INVESTMENTS JULY 31, 2016 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE

1,548,000	11.000%, 09/15/25	$1,656,360
187,000	6.875%, 01/15/25	164,093
2,811,000	Intelsat Jackson Holdings, SA*^ 8.000%, 02/15/24	2,679,234
	Neptune Finco Corp.*
1,198,000	10.875%, 10/15/25	1,401,660
200,000	10.125%, 01/15/23µ	229,000
	Sprint Corp.µ
8,968,000	7.875%, 09/15/23	8,233,745
2,956,000	7.125%, 06/15/24	2,621,603
2,012,000	7.250%, 09/15/21	1,876,190
4,444,000	T-Mobile USA, Inc.µ 6.625%, 04/01/23	4,774,522

		32,968,761

	Utilities (1.1%)
2,896,000	AES Corp.µ 7.375%, 07/01/21	3,303,250
8,139,000	AmeriGas Finance Corp.µ 7.000%, 05/20/22	8,622,253
7,481,000	Calpine Corp.*µ 7.875%, 01/15/23	7,953,238

		19,878,741

	TOTAL CORPORATE BONDS (Cost $455,084,959)	441,796,025

CONVERTIBLE BONDS (13.5%)
	Consumer Discretionary (2.9%)
18,800,000	Liberty Interactive, LLC (Time Warner Cable, Inc., Time Warner, Inc.)µ§ 0.750%, 03/30/43	21,561,720
14,750,000	Liberty Media Corp. 1.375%, 10/15/23	15,740,094
9,000,000	Priceline Group, Inc.µ 1.000%, 03/15/18	13,344,120

		50,645,934

	Financials (0.9%)
7,676,000	Ares Capital Corp.µ 4.750%, 01/15/18	8,012,017
3,400,000	IAS Operating Partnership, LP* 5.000%, 03/15/18	3,359,370
3,500,000	Starwood Property Trust, Inc.µ 4.550%, 03/01/18	3,731,332

		15,102,719

	Health Care (1.5%)
6,300,000	Cepheid 1.250%, 02/01/21	5,854,243
8,800,000	Hologic, Inc.‡ 0.000%, 12/15/43	10,880,980
9,500,000	Illumina, Inc.µ^ 0.500%, 06/15/21	10,051,380

		26,786,603

	Industrials (0.2%)
2,569,000	Air Lease Corp. 3.875%, 12/01/18	3,212,817

PRINCIPAL AMOUNT		VALUE

	Information Technology (7.7%)
6,010,000	Blackhawk Network Holdings, Inc.* 1.500%, 01/15/22	$6,148,230
4,200,000	Citrix Systems, Inc. 0.500%, 04/15/19	4,929,876
6,505,000	Euronet Worldwide, Inc.µ 1.500%, 10/01/44	7,984,692
8,100,000	Intel Corp.µ 3.250%, 08/01/39	13,849,501
13,000,000	Microchip Technology, Inc. 1.625%, 02/15/25	15,580,760
10,200,000	NVIDIA Corp.µ 1.000%, 12/01/18	28,867,428
6,300,000	NXP Semiconductors, NV^ 1.000%, 12/01/19	7,039,904
13,100,000	ON Semiconductor Corp.^ 1.000%, 12/01/20	12,293,695
5,000,000	Red Hat, Inc.^ 0.250%, 10/01/19	6,146,850
14,420,000	Salesforce.com, Inc. 0.250%, 04/01/18	18,993,952
	WebMD Health Corp.
4,313,000	2.625%, 06/15/23*	4,370,622
1,400,000	2.500%, 01/31/18	1,575,917
8,200,000	Yahoo!, Inc.µ 0.000%, 12/01/18	8,175,441

		135,956,868

	Materials (0.3%)
3,551,000	Royal Gold, Inc. 2.875%, 06/15/19	4,056,112
1,941,000	RTI International Metals, Inc. 1.625%, 10/15/19	2,159,489

		6,215,601

	TOTAL CONVERTIBLE BONDS (Cost $206,618,909)	237,920,542

U.S. GOVERNMENT AND AGENCY SECURITY (0.0%)
599,000	United States Treasury Note~ 0.625%, 08/15/16 (Cost $599,054)	599,059

SYNTHETIC CONVERTIBLE SECURITIES (0.0%)¤
Corporate Bonds (0.0%)
	Consumer Discretionary (0.0%)
2,000	Altice Luxembourg, SA* 7.750%, 05/15/22	2,033
1,000	Argos Merger Sub, Inc.*µ 7.125%, 03/15/23	1,047
8,000	CalAtlantic Group, Inc.µ 5.375%, 10/01/22	8,325
9,000	CCO Holdings, LLC / CCO Holdings Capital Corp.µ 6.625%, 01/31/22	9,540
2,000	Century Communities, Inc.µ 6.875%, 05/15/22	1,988
3,000	Charter Communications Operating, LLC / Charter Communications Operating Capital*µ 4.908%, 07/23/25	3,309

See accompanying Notes to Schedule of Investments

Calamos Strategic Total Return Fund

SCHEDULE OF INVESTMENTS JULY 31, 2016 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE

4,000	Dana Financing Luxembourg Sarl* 6.500%, 06/01/26	$4,112
	DISH DBS Corp.µ
16,000	5.875%, 07/15/22	16,030
7,000	6.750%, 06/01/21	7,472
5,000	5.125%, 05/01/20	5,128
4,000	Dufry Finance, SCA* 5.500%, 10/15/20	4,140
	GameStop Corp.*µ
2,000	6.750%, 03/15/21	2,034
2,000	5.500%, 10/01/19	2,043
3,000	Golden Nugget Escrow, Inc.* 8.500%, 12/01/21	3,113
	Goodyear Tire & Rubber Company
6,000	7.000%, 05/15/22µ	6,450
1,000	5.125%, 11/15/23	1,061
	L Brands, Inc.
5,000	6.875%, 11/01/35	5,309
4,000	5.625%, 02/15/22µ	4,427
3,000	Liberty Interactive, LLCµ 8.250%, 02/01/30	3,270
	Meritage Homes Corp.µ
4,000	7.000%, 04/01/22	4,397
3,000	7.150%, 04/15/20	3,287
2,000	Reliance Intermediate Holdings, LP* 6.500%, 04/01/23	2,115
11,000	Royal Caribbean Cruises, Ltd.µ 7.500%, 10/15/27	12,994
2,000	Sally Holdings, LLC / Sally Capital, Inc.µ 5.625%, 12/01/25	2,153
	SFR Group, SA*
3,000	6.000%, 05/15/22	2,931
2,000	7.375%, 05/01/26	1,998
10,000	Sirius XM Radio, Inc.* 6.000%, 07/15/24	10,662
4,000	Time, Inc.*µ 5.750%, 04/15/22	3,910
5,000	ZF North America Capital, Inc.*µ 4.750%, 04/29/25	5,237

		140,515

	Consumer Staples (0.0%)
3,000	Fresh Market, Inc.* 9.750%, 05/01/23	2,790
6,000	JBS USA, LLC / JBS USA Finance, Inc.*µ 5.750%, 06/15/25	5,959
1,000	NBTY, Inc.* 7.625%, 05/15/21	1,023
	Post Holdings, Inc.
4,000	7.375%, 02/15/22	4,282
1,000	7.750%, 03/15/24*µ	1,114

		15,168

	Energy (0.0%)
8,000	Atwood Oceanics, Inc.µ 6.500%, 02/01/20	5,915
2,000	Bill Barrett Corp. 7.000%, 10/15/22	1,459
3,000	Bonanza Creek Energy, Inc. 6.750%, 04/15/21	1,378
8,000	Calfrac Holdings, LP*µ 7.500%, 12/01/20	5,055

PRINCIPAL AMOUNT		VALUE

	Carrizo Oil & Gas, Inc.µ
4,000	7.500%, 09/15/20	$3,987
2,000	6.250%, 04/15/23	1,900
10,000	Cimarex Energy Companyµ 5.875%, 05/01/22	10,490
7,000	Drill Rigs Holdings, Inc.* 6.500%, 10/01/17	3,229
	Energy Transfer Equity, LPµ
2,000	5.500%, 06/01/27	1,949
1,000	5.875%, 01/15/24	1,007
6,000	Gulfmark Offshore, Inc. 6.375%, 03/15/22	2,415
2,000	Gulfport Energy Corp.µ 7.750%, 11/01/20	2,051
5,000	MPLX, LP*µ 4.875%, 06/01/25	4,996
	Oasis Petroleum, Inc.µ
4,000	6.500%, 11/01/21	3,400
2,000	6.875%, 01/15/23	1,693
1,000	Rice Energy, Inc. 7.250%, 05/01/23	1,009
9,000	SEACOR Holdings, Inc.µ 7.375%, 10/01/19	8,972
4,000	Trinidad Drilling, Ltd.* 7.875%, 01/15/19	3,732
11,000	W&T Offshore, Inc. 8.500%, 06/15/19	3,066
3,000	Western Refining, Inc.µ 6.250%, 04/01/21	2,796

		70,499

	Financials (0.0%)
	Ally Financial, Inc.
5,000	8.000%, 11/01/31µ	6,113
4,000	7.500%, 09/15/20	4,585
7,000	AON Corp.µ 8.205%, 01/01/27	9,263
	DuPont Fabros Technology, LPµ
1,000	5.875%, 09/15/21	1,049
1,000	5.625%, 06/15/23	1,046
5,000	First Cash Financial Services, Inc.µ 6.750%, 04/01/21	5,141
8,000	Jefferies Finance, LLC*µ 7.375%, 04/01/20	7,470
15,000	Neuberger Berman Group, LLC*µ 5.875%, 03/15/22	15,564
3,000	Quicken Loans, Inc.*µ 5.750%, 05/01/25	2,974

		53,205

	Health Care (0.0%)
7,000	Acadia Healthcare Company, Inc. 6.500%, 03/01/24	7,236
1,000	Alere, Inc. 6.500%, 06/15/20	984
8,000	Community Health Systems, Inc.µ 7.125%, 07/15/20	7,330
2,000	Endo International, PLC*µ‡ 7.250%, 01/15/22	1,859
3,000	Endo, Ltd.* 6.000%, 07/15/23	2,631
12,000	HCA Holdings, Inc.µ 5.875%, 05/01/23	12,885
1,000	Hologic, Inc.*µ 5.250%, 07/15/22	1,064

See accompanying Notes to Schedule of Investments

Calamos Strategic Total Return Fund

SCHEDULE OF INVESTMENTS JULY 31, 2016 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE

2,000	Jaguar Holding Company II / Pharmaceutical Product Development, LLC*µ 6.375%, 08/01/23	$2,124
5,000	Mallinckrodt International Finance, SA / Mallinckrodt CB, LLC*^ 5.625%, 10/15/23	4,853
4,000	Teleflex, Inc.µ 5.250%, 06/15/24	4,180
5,000	Tenet Healthcare Corp. 6.750%, 06/15/23	4,840
3,000	Valeant Pharmaceuticals International, Inc.*µ 7.000%, 10/01/20	2,797
2,000	VPII Escrow Corp.*^ 6.750%, 08/15/18	1,970

		54,753

	Industrials (0.0%)
8,000	ACCO Brands Corp.µ 6.750%, 04/30/20	8,465
7,000	Deluxe Corp.µ 6.000%, 11/15/20	7,262
3,000	Garda World Security Corp.* 7.250%, 11/15/21	2,571
6,000	H&E Equipment Services, Inc.µ 7.000%, 09/01/22	6,281
2,000	Icahn Enterprises, LPµ 5.875%, 02/01/22	1,920
	Meritor, Inc.µ
5,000	6.750%, 06/15/21	4,831
2,000	6.250%, 02/15/24	1,770
	Michael Baker International, LLC*µ
3,000	8.250%, 10/15/18	2,955
2,000	8.875%, 04/15/19	1,711
8,000	Navistar International Corp. 8.250%, 11/01/21	5,955
11,000	Terex Corp.µ 6.500%, 04/01/20	11,241
7,000	TransDigm, Inc. 6.500%, 07/15/24	7,293
3,000	United Continental Holdings, Inc.µ 6.375%, 06/01/18	3,171
15,000	United Rentals North America, Inc.µ 7.625%, 04/15/22	16,031
2,000	WESCO Distribution, Inc.* 5.375%, 06/15/24	2,063

		83,520

	Information Technology (0.0%)
4,000	Activision Blizzard, Inc.*µ 5.625%, 09/15/21	4,188
	Amkor Technology, Inc.µ
6,000	6.625%, 06/01/21	6,064
4,000	6.375%, 10/01/22	4,060
15,000	Belden, Inc.*µ 5.500%, 09/01/22	15,609
4,000	Cardtronics, Inc.µ 5.125%, 08/01/22	4,020
	CDW, LLC / CDW Finance Corp.
3,000	6.000%, 08/15/22	3,214
1,000	5.000%, 09/01/23µ	1,029

PRINCIPAL AMOUNT		VALUE

3,000	CommScope Technologies Finance, LLC*µ 6.000%, 06/15/25	$3,176
10,000	First Data Corp.*^ 7.000%, 12/01/23	10,300
	Nuance Communications, Inc.*
2,000	6.000%, 07/01/24	2,080
2,000	5.375%, 08/15/20µ	2,055
9,000	ViaSat, Inc.µ 6.875%, 06/15/20	9,326

		65,121

	Materials (0.0%)
3,000	Alcoa, Inc.µ 5.125%, 10/01/24	3,169
4,000	ArcelorMittal, SA^ 6.125%, 06/01/25	4,250
2,000	Chemtura Corp.µ 5.750%, 07/15/21	2,062
	First Quantum Minerals, Ltd.*
1,000	7.000%, 02/15/21	893
1,000	6.750%, 02/15/20	921
	INEOS Group Holdings, SA*
4,000	6.125%, 08/15/18^	4,068
2,000	5.625%, 08/01/24	1,980
1,000	5.875%, 02/15/19^	1,030
5,000	New Gold, Inc.* 7.000%, 04/15/20	5,172
2,000	Sealed Air Corp.*µ 5.250%, 04/01/23	2,129
5,000	Trinseo Materials Operating, SCA* 6.750%, 05/01/22	5,244

		30,918

	Telecommunication Services (0.0%)
	CenturyLink, Inc.
3,000	6.750%, 12/01/23µ	3,128
1,000	7.500%, 04/01/24^	1,068
	Frontier Communications Corp.µ
4,000	10.500%, 09/15/22	4,322
4,000	7.625%, 04/15/24	3,730
2,000	11.000%, 09/15/25	2,140
4,000	Intelsat Jackson Holdings, SA*^ 8.000%, 02/15/24	3,812
2,000	Neptune Finco Corp.* 10.875%, 10/15/25	2,340
	Sprint Corp.µ
12,000	7.875%, 09/15/23	11,017
4,000	7.125%, 06/15/24	3,548
3,000	7.250%, 09/15/21	2,798
6,000	T-Mobile USA, Inc.µ 6.625%, 04/01/23	6,446

		44,349

	Utilities (0.0%)
4,000	AES Corp.µ 7.375%, 07/01/21	4,563
11,000	AmeriGas Finance Corp.µ 7.000%, 05/20/22	11,653
10,000	Calpine Corp.*µ 7.875%, 01/15/23	10,631

		26,847

	TOTAL CORPORATE BONDS	584,895

See accompanying Notes to Schedule of Investments

Calamos Strategic Total Return Fund

SCHEDULE OF INVESTMENTS JULY 31, 2016 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE

U.S. Government and Agency Security (0.0%)
1,000	United States Treasury Note~ 0.625%, 08/15/16	$1,000

NUMBER OF CONTRACTS		VALUE
Purchased Option (0.0%)
	Other (0.0%)
862	S&P 500 Index Call, 08/19/16, Strike $2,230.00	103,440

	TOTAL SYNTHETIC CONVERTIBLE SECURITIES (Cost $873,829)	689,335

NUMBER OF SHARES		VALUE
CONVERTIBLE PREFERRED STOCKS (10.0%)
	Consumer Staples (1.5%)
111,900	Bunge, Ltd. 4.875%	11,169,019
200,325	Tyson Foods, Inc. 4.750%	16,128,165

		27,297,184

	Energy (0.4%)
114,350	Hess Corp. 8.000%	7,537,952

	Financials (2.2%)
	American Tower Corp.
130,000	5.250%	14,641,900
24,000	5.500%	2,655,600
127,000	Crown Castle International Corp. 4.500%	14,663,420
59,750	Mandatory Exchangeable Trust* 5.750%	6,320,654

		38,281,574

	Health Care (2.4%)
34,625	Allergan, PLC 5.500%	31,035,773
274,345	Anthem, Inc. 5.250%	12,200,122

		43,235,895

	Industrials (0.5%)
70,000	Stanley Black & Decker, Inc. 6.250%	8,820,700

	Materials (0.1%)
57,800	Alcoa, Inc.µ 5.375%	2,092,360

	Telecommunication Services (0.5%)
108,000	T-Mobile USA, Inc. 5.500%	8,431,560

	Utilities (2.4%)
270,000	Dominion Resources, Inc. 6.375%	14,077,800

NUMBER OF SHARES		VALUE

265,000	Exelon Corp. 6.500%	$13,263,250
231,000	NextEra Energy, Inc.^ 6.371%	14,419,020

		41,760,070

	TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $167,554,727)	177,457,295

COMMON STOCKS (83.5%)
	Consumer Discretionary (12.8%)
36,300	Amazon.com, Inc.µ^~#	27,544,803
185,615	Carnival Corp.µ^	8,671,933
300,000	Comcast Corp. - Class Aµ^	20,175,000
650,000	Ford Motor Companyµ^~	8,229,000
154,993	General Motors Company, Inc.µ~	4,888,479
194,215	Home Depot, Inc.µ^	26,848,282
94,000	Lowe’s Companies, Inc.~	7,734,320
123,000	McDonald’s Corp.µ^	14,470,950
438,842	Newell Rubbermaid, Inc.^~	23,021,651
221,250	Nike, Inc. - Class Bµ^~	12,279,375
474,000	Starbucks Corp.µ^	27,515,700
153,000	TJX Companies, Inc.µ^	12,503,160
49,999	TopBuild Corp.µ#	1,887,962
201,000	Walt Disney Companyµ^	19,285,950
60,000	Whirlpool Corp.µ	11,541,600

		226,598,165

	Consumer Staples (7.2%)
505,000	Coca-Cola Companyµ^	22,033,150
165,000	Costco Wholesale Corp.µ^	27,591,300
400,000	Mondelez International, Inc. - Class Aµ	17,592,000
147,500	PepsiCo, Inc.µ	16,065,700
120,000	Philip Morris International, Inc.µ^	12,031,200
257,000	Procter & Gamble Companyµ^	21,996,630
125,000	Walgreens Boots Alliance, Inc.µ	9,906,250

		127,216,230

	Energy (6.6%)
800,000	BP, PLCµ~	27,520,000
325,000	Chevron Corp.µ^~	33,306,000
60,000	Diamond Offshore Drilling, Inc.^~	1,363,200
117,000	EOG Resources, Inc.µ	9,558,900
360,000	Exxon Mobil Corp.µ	32,022,000
156,200	Schlumberger, Ltd.µ^	12,577,224

		116,347,324

	Financials (13.2%)
165,000	American Express Companyµ^~	10,635,900
367,000	American International Group, Inc.µ	19,979,480
500,000	Bank of America Corp.µ	7,245,000
300,000	Bank of New York Mellon Corp.µ^~	11,820,000
945,000	Citigroup, Inc.µ~	41,400,450
125,000	Discover Financial Servicesµ^	7,105,000
245,000	First Republic Bankµ	17,559,150
672,000	JPMorgan Chase & Companyµ^	42,987,840
294,940	MetLife, Inc.µ	12,605,735
277,726	Synchrony Financial~	7,743,001
1,131,676	Wells Fargo & Companyµ^~	54,286,498

		233,368,054

See accompanying Notes to Schedule of Investments

Calamos Strategic Total Return Fund

SCHEDULE OF INVESTMENTS JULY 31, 2016 (UNAUDITED)

NUMBER OF SHARES			VALUE

		Health Care (12.0%)
139,700		Abbott Laboratoriesµ^	$6,251,575
74,000		Alexion Pharmaceuticals, Inc.µ~#	9,516,400
30,300		Biogen, Inc.µ#	8,784,879
81,000		Celgene Corp.µ~#	9,087,390
300,000		Eli Lilly and Companyµ^~	24,867,000
130,000		Gilead Sciences, Inc.µ	10,331,100
275,000		Johnson & Johnsonµ^	34,438,250
98,200		Medtronic, PLC^	8,605,266
331,975		Merck & Company, Inc.µ^	19,473,654
1,079,500		Pfizer, Inc.µ	39,822,755
160,500		Stryker Corp.^	18,662,940
72,500		UnitedHealth Group, Inc.	10,382,000
83,000		Zimmer Biomet Holdings, Inc.µ^	10,884,620

			211,107,829

		Industrials (13.4%)
431,000		CSX Corp.µ	12,210,230
162,000		Delta Air Lines, Inc.~	6,277,500
185,000		Eaton Corp., PLCµ^	11,730,850
176,000		Fortune Brands Home & Security, Inc.µ^	11,135,520
2,335,624		General Electric Company^~	72,731,331
118,650		Honeywell International, Inc.µ~	13,802,555
48,225		Lockheed Martin Corp.µ	12,187,904
450,000		Masco Corp.µ^	16,416,000
33,000		Northrop Grumman Corp.µ~	7,148,790
135,000	EUR	Siemens, AG	14,653,777
163,625		Southwest Airlines Company^	6,055,761
188,000		Union Pacific Corp.~	17,493,400
135,000		United Parcel Service, Inc. - Class Bµ	14,593,500
181,100		United Technologies Corp.~	19,495,415

			235,932,533

		Information Technology (13.9%)
148,700		Accenture, PLC - Class Aµ	16,774,847
32,600		Alphabet, Inc. - Class Aµ#	25,797,684
12,534		Alphabet, Inc. - Class Cµ#	9,636,014
550,190		Apple, Inc.µ~	57,335,300
547,000		Applied Materials, Inc.µ	14,380,630
195,000		Facebook, Inc. - Class Aµ#	24,168,300
89,000		MasterCard, Inc. - Class Aµ	8,476,360
721,800		Microsoft Corp.µ^	40,911,624
300,000		Nintendo Company, Ltd.µ^	7,868,820
2,200,000		Nokia Corp.µ^	12,694,000
222,800		QUALCOMM, Inc.µ	13,942,824
160,000		Visa, Inc. - Class Aµ^	12,488,000

			244,474,403

		Materials (1.7%)
400,000		Dow Chemical Companyµ^	21,468,000
99,750		E.I. du Pont de Nemours and Companyµ	6,899,707
68,756		Rio Tinto, PLCµ^	2,256,572

			30,624,279

		Telecommunication Services (2.7%)
615,000		AT&T, Inc.µ^~	26,623,350
450,000	EUR	Orange, SA	6,906,169

NUMBER OF SHARES		VALUE

261,000	Verizon Communications, Inc.µ^	$14,462,010

		47,991,529

	TOTAL COMMON STOCKS (Cost $1,458,875,568)	1,473,660,346

RIGHTS (0.0%)#
	Consumer Discretionary (0.0%)
22,573	Motors Liquidation Company (Cost $77,353)	250,560

WARRANTS (0.1%)#
	Consumer Discretionary (0.1%)
88,470	General Motors Company, Inc. 07/10/19, Strike $18.33 (Cost $5,539,299)	1,204,962

NUMBER OF CONTRACTS		VALUE
PURCHASED OPTION (0.1%)#
	Other (0.1%)
862	S&P 500 Index Put, 08/19/16, Strike $2,150.00 (Cost $2,132,192)	991,300

NUMBER OF SHARES		VALUE
SHORT TERM INVESTMENT (6.7%)
117,862,260	Fidelity Prime Money Market Fund - Institutional Class (Cost $117,862,260)	117,862,260

TOTAL INVESTMENTS (138.9%) (Cost $2,415,218,150)		2,452,431,684

LIABILITIES, LESS OTHER ASSETS (-38.9%)		(687,441,669)

NET ASSETS (100.0%)		$1,764,990,015

NUMBER OF CONTRACTS		VALUE
WRITTEN OPTIONS (-0.3%)#
	Health Care (0.0%)
900	Gilead Sciences, Inc. Put, 08/05/16, Strike $78.50	(50,400)

	Other (-0.3%)
	S&P 500 Index
862	Put, 08/19/16, Strike $2,000.00	(99,130)
862	Call, 12/30/16, Strike $2,200.00	(4,728,070)

		(4,827,200)

	TOTAL WRITTEN OPTIONS (Premium $4,730,419)	(4,877,600)

See accompanying Notes to Schedule of Investments

Calamos Strategic Total Return Fund

SCHEDULE OF INVESTMENTS JULY 31, 2016 (UNAUDITED)

NOTES TO SCHEDULE OF INVESTMENTS

*	Securities issued and sold pursuant to a Rule 144A transaction are excepted from the registration requirement of the Securities Act of 1933, as amended. These securities may only be sold to qualified institutional buyers (“QIBs”), such as the Fund. Any resale of these securities must generally be effected through a sale that is registered under the Act or otherwise exempted from such registration requirements.
µ	Security, or portion of security, is held in a segregated account as collateral for note payable aggregating a total value of $1,180,215,096. $316,646,659 of the collateral has been re-registered by one of the counterparties, BNP (see Note 3 — Borrowings).
‡	Variable rate or step bond security. The rate shown is the rate in effect at July 31, 2016.
^	Security, or portion of security, is on loan.
§	Securities exchangeable or convertible into securities of one or more entities that are different than the issuer. Each entity is identified in the parenthetical.
~	Security, or portion of security, is segregated as collateral (or potential collateral for future transactions) for written options and swaps. The aggregate value of such securities is $73,541,714.
¤	The synthetic convertible securities strategy combines separate securities that together possess the economic characteristics similar to a convertible security.
#	Non-income producing security.

FOREIGN CURRENCY ABBREVIATION

EUR	European Monetary Unit

Note: Value for securities denominated in foreign currencies is shown in U.S. dollars. The principal amount for such securities is shown in the respective foreign currency. The date on options represents the expiration date of the option contract. The option contract may be exercised at any date on or before the date shown.

See accompanying Notes to Schedule of Investments

Calamos Strategic Total Return Fund

INTEREST RATE SWAPS

COUNTERPARTY	FIXED RATE (FUND PAYS)	FLOATING RATE (FUND RECEIVES)	TERMINATION DATE	NOTIONAL AMOUNT	UNREALIZED APPRECIATION/ (DEPRECIATION)
BNP Paribas, SA	0.934% quarterly	3 month LIBOR	07/05/17	$52,000,000	$(78,717)
BNP Paribas, SA	1.009% quarterly	3 month LIBOR	06/12/17	47,000,000	(102,270)

					$(180,987)

See accompanying Notes to Schedule of Investments

Note 1 — Organization and Significant Accounting Policies

Organization. Calamos Strategic Total Return Fund (the “Fund”) was organized as a Delaware statutory trust on December 31, 2003 and is registered under the Investment Company Act of 1940 (the “1940 Act”) as a diversified, closed-end management investment company. The Fund commenced operations on March 26, 2004.

The Fund’s investment strategy is to provide total return through a combination of capital appreciation and current income. The Fund, under normal circumstances, will invest at least 50% of its managed assets in equity securities (including securities that are convertible into equity securities). The Fund may invest up to 35% of its managed assets in securities of foreign issuers, including debt and equity securities of corporate issuers and debt securities of government issuers in developed and emerging markets. The Fund may invest up to 15% of its managed assets in securities of foreign issuers in emerging markets. “Managed assets” means the Fund’s total assets (including any assets attributable to any leverage that may be outstanding) minus total liabilities (other than debt representing financial leverage).

Significant Accounting Policies. The schedule of investments have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP). The following summarizes the significant accounting policies of the Fund:

Fund Valuation. The valuation of the Fund’s investments is in accordance with policies and procedures adopted by and under the ultimate supervision of the board of trustees.

Fund securities that are traded on U.S. securities exchanges, except option securities, are valued at the official closing price, which is the last current reported sales price on its principal exchange at the time each Fund determines its net asset value (“NAV”). Securities traded in the over-the-counter market and quoted on The NASDAQ Stock Market are valued at the NASDAQ Official Closing Price, as determined by NASDAQ, or lacking a NASDAQ Official Closing Price, the last current reported sale price on NASDAQ at the time a Fund determines its NAV. When a last sale or closing price is not available, equity securities, other than option securities, that are traded on a U.S. securities exchange and other equity securities traded in the over-the-counter market are valued at the mean between the most recent bid and asked quotations on its principal exchange in accordance with guidelines adopted by the board of trustees. Each option security traded on a U.S. securities exchange is valued at the mid-point of the consolidated bid/ask quote for the option security, also in accordance with guidelines adopted by the board of trustees. Each over-the-counter option that is not traded through the Options Clearing Corporation is valued based on a quotation provided by the counterparty to such option under the ultimate supervision of the board of trustees.

Fixed income securities, certain convertible preferred securities, and non-exchange traded derivatives are normally valued by independent pricing services or by dealers or brokers who make markets in such securities. Valuations of such fixed income securities, certain convertible preferred securities, and non-exchange traded derivatives consider yield or price of equivalent securities of comparable quality, coupon rate, maturity, type of issue, trading characteristics and other market data and do not rely exclusively upon exchange or over-the-counter prices.

Trading on European and Far Eastern exchanges and over-the-counter markets is typically completed at various times before the close of business on each day on which the New York Stock Exchange (“NYSE”) is open. Each security trading on these exchanges or in over-the-counter markets may be valued utilizing a systematic fair valuation model provided by an independent pricing service approved by the board of trustees. The valuation of each security that meets certain criteria in relation to the valuation model is systematically adjusted to reflect the impact of movement in the U.S. market after the foreign markets close. Securities that do not meet the criteria, or that are principally traded in other foreign markets, are valued as of the last reported sale price at the time the Fund determines its NAV, or when reliable market prices or quotations are not readily available, at the mean between the most recent bid and asked quotations as of the close of the appropriate exchange or other designated time. Trading of foreign securities may not take place on every NYSE business day. In addition, trading may take place in various foreign markets on Saturdays or on other days when the NYSE is not open and on which the Fund’s NAV is not calculated.

If the pricing committee determines that the valuation of a security in accordance with the methods described above is not reflective of a fair value for such security, the security is valued at a fair value by the pricing committee, under the ultimate supervision of the board of trustees, following the guidelines and/or procedures adopted by the board of trustees.

The Fund also may use fair value pricing, pursuant to guidelines adopted by the board of trustees and under the ultimate supervision of the board of trustees, if trading in the security is halted or if the value of a security it holds is materially affected by events occurring before the Fund’s pricing time but after the close of the primary market or exchange on which the security is listed. Those procedures may utilize valuations furnished by pricing services approved by the board of trustees, which may be based on market transactions for comparable securities and various relationships between securities that are generally recognized by institutional traders, a computerized matrix system, or appraisals derived from information concerning the securities or similar securities received from recognized dealers in those securities.

When fair value pricing of securities is employed, the prices of securities used by a Fund to calculate its NAV may differ from market quotations or official closing prices. In light of the judgment involved in fair valuations, there can be no assurance that a fair value assigned to a particular security is accurate.

Investment Transactions. Investment transactions are recorded on a trade date basis as of July 31, 2016.

Foreign Currency Translation. Values of investments and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using a rate quoted by a major bank or dealer in the particular currency market, as reported by a recognized quotation dissemination service.

Option Transactions. For hedging and investment purposes, the Fund may purchase or write (sell) put and call options. One of the risks associated with purchasing an option is that the Fund pays a premium whether or not the option is exercised. Additionally, the Fund bears the risk of loss of premium and change in value should the counterparty not perform under the contract. The Fund as writer of an option bears the market risk of an unfavorable change in the price of the security underlying the written option.

Note 2 — Investments

The following information is presented on a federal income tax basis as of July 31, 2016. Differences between the cost basis under U.S. generally accepted accounting principles and federal income tax purposes are primarily due to temporary differences.

The cost basis of investments for federal income tax purposes at July 31, 2016 was as follows:

Cost basis of investments	$2,504,926,821

Gross unrealized appreciation	256,954,390
Gross unrealized depreciation	(309,449,527)

Net unrealized appreciation (depreciation)	$(52,495,137)

Note 3 — Borrowings

The Fund, with the approval of its board of trustees, including its independent trustees, has entered into a financing package that includes a Committed Facility Agreement (the “BNP Agreement”) with BNP Paribas Prime Brokerage International Ltd. (“BNP”) that allows the Fund to borrow up to $415.0 million and a lending agreement (“Lending Agreement”), as defined below. In addition, the financing package also includes a Credit Agreement (the “SSB Agreement”, together with the BNP Agreement, “Agreements”) with State Street Bank and Trust Company (“SSB”) that allows the Fund to borrow up to a limit of $415.0 million, and a related securities lending authorization agreement (“Authorized Agreement”). Borrowings under the BNP Agreement and the SSB Agreement are secured by assets of the Fund that are held with the Fund’s custodian in a separate account (the “pledged collateral”). BNP and SSB share an equal claim on the pledged collateral, subject to any adjustment that may be agreed upon between the lenders. Interest on the BNP Agreement is charged at the three month LIBOR (London Inter-bank Offered Rate) plus .65% on the amount borrowed and .55% on the undrawn balance. Interest on the SSB Agreement is charged on the drawn amount at the rate of Overnight LIBOR plus .80% and .10% on the undrawn balance (if the undrawn amount is more than 75% of the borrowing limit, the commitment fee is .20%). For the period ended July 31, 2016, the average borrowings under the Agreements were $693.5 million. For the period ended July 31, 2016, the average interest rate was 1.09%. As of July 31, 2016, the amount of total outstanding borrowings was $682.0 million ($341.0 million under the BNP Agreement and $341.0 million under the SSB Agreement), which approximates fair value. The interest rate applicable to the borrowings on July 31, 2016 was 1.04%.

The Lending Agreement with BNP is a separate side-agreement between the Fund and BNP pursuant to which BNP may borrow a portion of the pledged collateral (the “Lent Securities”) in an amount not to exceed the outstanding borrowings owed by the Fund to BNP under the BNP Agreement. The Lending Agreement is intended to permit the Fund to significantly reduce the cost of its borrowings under the BNP Agreement. BNP may re-register the Lent Securities in its own name or in another name other than the Fund, and may pledge, re-pledge, sell, lend or otherwise transfer or use the Lent Securities with all attendant rights of ownership. (It is the Fund’s understanding that BNP will perform due diligence to determine the creditworthiness of any party that borrows Lent Securities from BNP.) The Fund may designate any security within the pledged collateral as ineligible to be a Lent Security, provided there are eligible securities within the pledged collateral in an amount equal to the outstanding borrowing owed by the Fund. During the period in which the Lent Securities are outstanding, BNP must remit payment to the Fund equal to the amount of all dividends, interest or other distributions earned or made by the Lent Securities.

Under the terms of the Lending Agreement with BNP, the Lent Securities are marked to market daily, and if the value of the Lent Securities exceeds the value of the then-outstanding borrowings owed by the Fund to BNP under the Agreement (the “Current Borrowings”), BNP must, on that day, either (1) return Lent Securities to the Fund’s custodian in an amount sufficient to cause the value of the outstanding Lent Securities to equal the Current Borrowings; or (2) post cash collateral with the Fund’s custodian equal to the difference between the value of the Lent Securities and the value of the Current Borrowings. If BNP fails to perform either of these actions as required, the Fund will recall securities, as discussed below, in an amount sufficient to cause the value of the outstanding Lent Securities to equal the Current Borrowings. The Fund can recall any of the Lent Securities and BNP shall, to the extent commercially possible, return such security or equivalent security to the Fund’s custodian no later than three business days after such request. If the Fund recalls a Lent Security pursuant to the Lending Agreement, and BNP fails to return the Lent Securities, or equivalent securities in a timely fashion, BNP shall remain liable for the ultimate delivery of such Lent Securities, or equivalent securities, to be made to the Fund’s custodian, and for any buy-in costs that the executing broker for the sales transaction may impose with respect to the failure to deliver. The Fund shall also have the right to apply and set-off an amount equal to one hundred percent (100%) of the then-current fair market value of such Lent Securities against the Current Borrowings.

Under the terms of the Authorized Agreement with SSB, all securities lent through SSB must be secured continuously by collateral received in cash, cash equivalents, or U.S. Treasury bills and maintained on a current basis at an amount at least equal to the market value of the securities loaned. Cash collateral held by SSB on behalf of the Fund may be credited against the amounts borrowed under the SSB Agreement. Any amounts credited against the SSB Agreement would count against the Fund’s leverage limitations under the 1940 Act, unless otherwise covered in accordance with SEC Release IC-10666. Under the terms of the Authorized Agreement with SSB, SSB will return the value of the collateral to the borrower upon the return of the lent securities, which will eliminate the credit against the SSB Agreement and will cause the amount drawn under the SSB Agreement to increase in an amount equal to the returned collateral. Under the terms of the Authorized Agreement with SSB, the Fund will make a variable “net income” payment related to any collateral credited against the SSB Agreement which will be paid to the securities borrower, less any payments due to the Fund or SSB under the terms of the Authorized Agreement. The Fund has the right to call a loan and obtain the securities loaned at any time. As of July 31, 2016, the Fund used approximately $259.7 million of its cash collateral to offset the SSB Agreement, representing 10.6% of managed assets, and was required to pay a “net income” payment equal to an annualized interest rate of 0.91%, which can fluctuate depending on interest rates. As of July 31, 2016, approximately $253.6 million of securities were on loan ($39.6 million of fixed income securities and $214.0 million of equity securities).

On May 22, 2015, the Fund’s board of trustees amended the Fund’s non-fundamental policy with respect to borrowings to be measured based on managed assets rather than total assets. The policy, as amended, is as follows:

As a non-fundamental policy, the Fund may not issue debt securities, borrow money or issue preferred shares in an aggregate amount exceeding 38% of the Fund’s managed assets measured at the time of issuance of the new securities.

For purposes of this non-fundamental policy, “managed assets” shall mean the total assets of the Fund (including any assets attributable to any leverage that may be outstanding) minus the sum of liabilities (other than debt representing financial leverage). The policy is measured at each incurrence of the debt, and is not a maintenance test.

Note 4 — Interest Rate Swaps

The Fund engages in interest rate swaps primarily to hedge the interest rate risk on the Fund’s borrowings (see Note 3 — Borrowings). An interest rate swap is a contract that involves the exchange of one type of interest rate for another type of interest rate. If interest rates rise, resulting in a diminution in the value of the Fund’s portfolio, the Fund would receive payments under the swap that would offset, in whole or in part, such diminution in value; if interest rates fall, the Fund would likely lose money on the swap transaction. Swap agreements are stated at fair value. Notional principal amounts are used to express the extent of involvement in these transactions, but the amounts potentially subject to credit risk are much smaller. In connection with these contracts, securities may be identified as collateral in accordance with the terms of the respective swap contracts in the event of default or bankruptcy of the Fund.

Note 5 — Fair Value Measurement

Various inputs are used to determine the value of the Fund’s investments. These inputs are categorized into three broad levels as follows:

•	Level 1 — Prices are determined using inputs from unadjusted quoted prices from active markets (including securities actively traded on a securities exchange) for identical assets.

•

Level 2 — Prices are determined using significant observable market inputs other than unadjusted quoted prices, including quoted prices of similar securities, fair value adjustments to quoted foreign securities, interest rates, credit risk, prepayment speeds, and other relevant data.

•

Level 3 — Prices reflect unobservable market inputs (including the Fund’s own judgments about assumptions market participants would use in determining fair value) when observable inputs are unavailable.

Debt securities are valued based upon evaluated prices received from an independent pricing service or from a dealer or broker who makes markets in such securities. Pricing services utilize various observable market data and as such, debt securities are generally categorized as Level 2. The levels are not necessarily an indication of the risk or liquidity of the Fund’s investments. Transfers between the levels for investment securities or other financial instruments are measured at the end of the reporting period.

The following is a summary of the inputs used in valuing the Fund’s holdings at fair value:

	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Assets:
Corporate Bonds	$—	$441,796,025	$—	$441,796,025
Convertible Bonds	—	237,920,542	—	237,920,542
U.S. Government and Agency Security	—	599,059	—	599,059
Synthetic Convertible Securities (Corporate Bonds)	—	584,895	—	584,895
Synthetic Convertible Securities (U.S. Government and Agency Security)	—	1,000	—	1,000
Synthetic Convertible Securities (Purchased Option)	103,440	—	—	103,440
Convertible Preferred Stocks	159,967,622	17,489,673	—	177,457,295
Common Stocks U.S.	1,444,231,580	7,868,820	—	1,452,100,400
Common Stocks Foreign	—	21,559,946	—	21,559,946
Rights	—	250,560	—	250,560
Warrants	1,204,962	—	—	1,204,962
Purchased Option	991,300	—	—	991,300
Short Term Investment	117,862,260	—	—	117,862,260

TOTAL	$1,724,361,164	$728,070,520	$—	$2,452,431,684

Liabilities:
Written Options	$4,877,600	$—	$—	$4,877,600
Interest Rate Swaps	—	180,987	—	180,987

TOTAL	$4,877,600	$180,987	$—	$5,058,587

ITEM 2. CONTROLS AND PROCEDURES.

a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

b) There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS.

(a) Certification of Principal Executive Officer.

(b) Certification of Principal Financial Officer.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Calamos Strategic Total Return Fund

By:	/s/ John P. Calamos, Sr.
Name:	John P. Calamos, Sr.
Title:	Principal Executive Officer
Date:	September 15, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Calamos Strategic Total Return Fund

By:	/s/ John P. Calamos, Sr.
Name:	John P. Calamos, Sr.
Title:	Principal Executive Officer
Date:	September 15, 2016

By:	/s/ Thomas Herman
Name:	Thomas Herman
Title:	Principal Financial Officer
Date:	September 15, 2016